Bank Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Bank Notes Payable [Abstract]
Schedule of bank notes payable

December 31, 2019
ABC, due various dates from January 26, 2020 to June 20, 2020	$1,802,884
Total	$1,802,884

December 31, 2018
ICBC, due May 5, 2019	$286,902
ABC, due various dates from January 4, 2019 to June 27, 2019	2,601,151
Total	$2,888,053